REVENUE FROM CONTRACTS WITH CUSTOMERS - Geographic breakdown of revenues (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,183.3	$ 4,400.4	$ 3,571.2
America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,859.0	$ 1,745.6	$ 1,517.6
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	26.00%	29.40%	33.50%
Other areas in Americas other than US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue				10.00%
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,513.4	$ 1,457.6	$ 1,275.8
Percentage of revenue				10.00%
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,298.1	$ 844.8	$ 526.2
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	23.60%	18.20%	14.30%
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 512.8	$ 352.4	$ 251.6
Other Countries Greater China other than Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue				10.00%